UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 108.2%
DIVERSIFIED 8.1%
American Assets Trust(a),(b)	363,105	$9,727,583
BGP Holdings PLC (Australia) (EUR)(c),(d),(e)	3,927,678	0
Vornado Realty Trust(a),(b)	1,074,330	87,074,446
		96,802,029
HEALTH CARE 11.7%
Brookdale Senior Living(e)	188,463	4,376,111
HCP(a),(b)	1,244,035	55,334,676
Health Care REIT	303,336	17,517,654
Healthcare Realty Trust	732,216	16,877,579
Ventas(a),(b)	716,472	44,600,382
		138,706,402
HOTEL 7.5%
Chesapeake Lodging Trust(a)	240,569	4,780,106
Hersha Hospitality Trust(a)	2,921,028	14,313,037
Host Hotels & Resorts(a),(b)	1,011,427	16,233,403
Hyatt Hotels Corp., Class A(a),(e)	709,033	28,467,675
Pebblebrook Hotel Trust(a)	307,800	7,199,442
Starwood Hotels & Resorts Worldwide	95,007	5,506,606
Strategic Hotels & Resorts Worldwide(e)	2,013,898	12,103,527
		88,603,796
INDUSTRIALS 7.7%
DCT Industrial Trust(a)	1,751,357	11,331,280
Prologis(a),(b)	2,283,768	80,000,393
		91,331,673
OFFICE 13.0%
Alexandria Real Estate Equities(a),(b)	272,666	20,046,404
Boston Properties(a),(b)	302,143	33,420,037
Brookfield Office Properties (Canada)(a)	1,119,418	18,537,562
Corporate Office Properties Trust(a)	395,815	9,487,686
Highwoods Properties(a)	383,100	12,496,722
Hudson Pacific Properties(f)	798,234	14,767,329
Kilroy Realty Corp.(a)	351,712	15,749,664
SL Green Realty Corp.(a),(b)	372,957	29,862,667
		154,368,071

	Number of Shares	Value
OFFICE/INDUSTRIAL 1.4%
PS Business Parks	244,514	$16,338,426

RESIDENTIAL 21.5%
APARTMENT 20.8%
American Campus Communities(a)	421,685	18,503,538
Apartment Investment & Management Co.(a),(b)	1,113,104	28,929,573
Associated Estates Realty Corp.(a),(b)	736,790	11,169,737
AvalonBay Communities(a),(b)	237,872	32,348,213
Colonial Properties Trust(a)	966,400	20,342,720
Education Realty Trust(a),(b)	451,561	4,922,015
Equity Residential(a),(b)	1,265,002	72,775,565
Essex Property Trust	107,500	15,935,800
Mid-America Apartment Communities	202,229	13,207,576
UDR(a)	1,161,165	28,820,115
		246,954,852
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties(a)	121,989	8,309,890
TOTAL RESIDENTIAL		255,264,742

SELF STORAGE 6.6%
CubeSmart(a)	726,538	9,350,544
Public Storage(a),(b)	424,521	59,080,588
Sovran Self Storage	176,667	10,220,186
		78,651,318
SHOPPING CENTERS 27.8%
COMMUNITY CENTER 9.4%
Acadia Realty Trust(a),(b)	364,529	9,047,610
DDR Corp.	1,105,300	16,977,408
Federal Realty Investment Trust(a),(b)	293,027	30,855,743
Kimco Realty Corp.(a),(b)	622,949	12,627,176
Ramco-Gershenson Properties Trust	675,829	8,468,137
Regency Centers Corp.(a),(b)	662,152	32,266,667
Retail Properties of America	153,736	1,740,292
		111,983,033
REGIONAL MALL 18.4%
General Growth Properties(a),(b)	2,224,300	43,329,364
Glimcher Realty Trust	845,900	8,941,163
Simon Property Group(a),(b)	1,037,744	157,539,917

	Number of Shares	Value
Taubman Centers	108,796	$8,347,917
		218,158,361
TOTAL SHOPPING CENTERS		330,141,394

SPECIALTY 2.9%
Digital Realty Trust(a),(b)	499,591	34,896,431
TOTAL COMMON STOCK (Identified cost—$938,576,697)		1,285,104,282

PREFERRED SECURITIES—$25 PAR VALUE 21.2%
BANKS 0.5%
Ally Financial, 7.25%, due 2/7/33	136,500	3,371,550
Countrywide Capital IV, 6.75%, due 4/1/33	110,000	2,750,000
		6,121,550
BANKS—FOREIGN 0.3%
Royal Bank of Scotland Group PLC, 6.40%, Series M	200,000	4,082,000

INSURANCE 1.1%
MULTI-LINE 0.2%
Hartford Financial Services Group, 7.875%, due 4/15/42	70,000	1,959,300

MULTI-LINE—FOREIGN 0.6%
ING Groep N.V., 7.05%(a)	165,000	4,128,300
ING Groep N.V., 7.375%	100,000	2,493,000
		6,621,300
REINSURANCE—FOREIGN 0.3%
Axis Capital Holdings Ltd., 6.875%, Series C	51,233	1,378,168
Endurance Specialty Holdings Ltd., 7.50%, Series B	98,500	2,577,745
		3,955,913
TOTAL INSURANCE		12,536,513

REAL ESTATE 19.3%
DIVERSIFIED 5.5%
Capital Lease Funding, 8.125%, Series A(a)	105,370	2,634,250
Caplease, 8.375%, Series B	98,400	2,558,400
Colony Financial, 8.50%, Series A(a)	315,000	8,127,000
Cousins Properties, 7.50%, Series B(a)	307,775	7,755,930
DuPont Fabros Technology, 7.875%, Series A(a)	200,000	5,374,000
DuPont Fabros Technology, 7.625%, Series B(a)	230,000	6,196,200
Forest City Enterprises, 7.375%, due 2/1/34	580,000	14,065,000
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	76,395	3,746,411

	Number of Shares	Value
Lexington Realty Trust, 7.55%, Series D(a)	515,025	$12,978,630
Winthrop Realty Trust, 7.75%, due 8/15/22	100,000	2,566,000
		66,001,821
HOTEL 4.5%
Ashford Hospitality Trust, 9.00%, Series E(a)	405,000	10,882,350
Chesapeake Lodging Trust, 7.75%, Series A	200,000	5,182,000
Hersha Hospitality Trust, 8.00%, Series B(a)	150,000	3,883,500
Hospitality Properties Trust, 7.125%, Series D(f)	99,992	2,690,785
LaSalle Hotel Properties, 7.25%, Series G(a)	331,090	8,323,603
Pebblebrook Hotel Trust, 7.875%, Series A(a)	220,000	5,816,800
Strategic Hotels & Resorts, 8.25%, Series B	200,989	5,022,715
Strategic Hotels & Resorts, 8.25%, Series C	142,381	3,573,763
Sunstone Hotel Investors, 8.00%, Series A(a)	160,450	4,027,295
Sunstone Hotel Investors, 8.00%, Series D	180,000	4,638,600
		54,041,411
INDUSTRIALS 0.9%
First Potomac Realty Trust, 7.75%, Series A(a)	130,000	3,357,900
Monmouth Real Estate Investment Corp., 7.63%, Series A(c)	200,000	5,174,000
Monmouth Real Estate Investment Corp., 7.875%, Series B(c)	80,000	2,120,000
		10,651,900
OFFICE 2.1%
BioMed Realty Trust, 7.375%, Series A(a)	174,441	4,409,868
CommonWealth REIT, 6.50%, Series D (Convertible)(a)	173,800	4,082,562
Corporate Office Properties Trust, 7.625%, Series J(a)	263,900	6,729,450
Corporate Office Properties Trust, 7.375%, Series L	160,000	4,123,200
Hudson Pacific Properties, 8.375%, Series B	90,000	2,412,450
SL Green Realty Corp., 7.625%, Series C	108,594	2,719,194
		24,476,724
RESIDENTIAL 0.7%
APARTMENT 0.5%
Alexandria Real Estate Equities, 7.00%, Series D(a)	200,000	5,470,000

MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C	115,994	2,984,526
TOTAL RESIDENTIAL		8,454,526

SHOPPING CENTERS 5.1%
COMMUNITY CENTER 2.6%
Cedar Realty Trust, 7.25%, Series B	160,000	3,880,000
Cedar Shopping Centers, 8.875%, Series A	188,456	4,786,782

	Number of Shares	Value
DDR Corp., 7.375%, Series H(a)	284,331	$7,162,298
DDR Corp., 6.50%, Series J	340,000	8,459,200
Kite Realty Group Trust, 8.25%, Series A	140,000	3,631,600
Urstadt Biddle Properties, 8.50%, Series C ($100 Par Value)(c)	30,000	3,159,300
		31,079,180
REGIONAL MALL 2.5%
CBL & Associates Properties, 7.75%, Series C(a)	155,000	3,887,400
CBL & Associates Properties, 7.375%, Series D(a)	726,988	18,407,336
Pennsylvania REIT, 8.25%, Series A	159,000	4,192,830
Simon Property Group, 8.375%, Series J ($50 Par Value)(c)	35,216	2,663,386
		29,150,952
TOTAL SHOPPING CENTERS		60,230,132

SPECIALTY 0.5%
Entertainment Properties Trust, 9.00%, Series E(a)	191,000	5,560,010
TOTAL REAL ESTATE		229,416,524
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$233,149,774)		252,156,587

PREFERRED SECURITIES—CAPITAL SECURITIES 6.1%
BANKS 1.4%
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,000,000	4,320,000
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I(a)	6,000	7,027,500
RBS Capital Trust B, 6.80%, due 12/29/49	6,111,000	5,163,795
		16,511,295
BANKS—FOREIGN 1.3%
Abbey National Capital Trust I, 8.963%, due 12/29/49	4,000,000	4,300,000
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(g)	2,229,000	3,053,730
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(g)	4,300,000	4,146,894
UBS AG, 7.625%, due 8/17/22	4,000,000	4,189,508
		15,690,132
FINANCE—DIVERSIFIED FINANCIAL SERVICES 0.5%
General Electric Capital Corp., 7.125%, due 12/15/49, Series A	5,000,000	5,593,855

INSURANCE 2.7%
MULTI-LINE 1.1%
American International Group, 8.175%, due 5/15/58, (FRN)(a)	6,420,000	7,888,575

	Number of Shares	Value
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(g)	4,000,000	$4,740,000
		12,628,575
MULTI-LINE—FOREIGN 0.4%
AXA SA, 6.379%, due 12/31/49, 144A(g)	5,000,000	4,550,000

PROPERTY CASUALTY 0.7%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(g)	7,525,000	8,202,250

REINSURANCE—FOREIGN 0.5%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a),(g)	6,640,000	6,532,100
TOTAL INSURANCE		31,912,925

REAL ESTATE—DIVERSIFIED 0.2%
IVG Immobilien AG, 8.00%, due 5/29/49 (Germany) (EUR)(c),(e),(h)	3,500,000	2,260,081
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$67,059,505)		71,968,288

	Principal Amount
CORPORATE BONDS 2.0%
INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
CenturyLink, 7.65%, due 3/15/42(a)	$7,000,000	7,480,522

REAL ESTATE 1.4%
OFFICE 0.4%
BR Properties SA, 9.00%, due 10/29/49, 144A(g)	4,000,000	4,360,000

SHOPPING CENTERS 1.0%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A(c),(g)	4,000,000	4,400,000
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A(c),(g)	7,415,000	7,597,913
		11,997,913
TOTAL REAL ESTATE		16,357,913
TOTAL CORPORATE BONDS (Identified cost—$22,408,383)		23,838,435

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(i)		8,450,514	$8,450,514
Federated Government Obligations Fund, 0.02%(i)		8,450,514	8,450,514
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$16,901,028)			16,901,028

TOTAL INVESTMENTS (Identified cost—$1,278,095,387)	138.9%		1,649,968,620

LIABILITIES IN EXCESS OF OTHER ASSETS	(38.9)		(462,277,324)

NET ASSETS (Equivalent to $10.79 per share based on 110,098,811 shares of common stock outstanding)	100.0%		$1,187,691,296

Note: Percentages indicated are based on the net assets of the Fund.

(a)    A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $926,349,655 in aggregate has been pledged as collateral.

(b)    A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $424,186,245 in aggregate has been rehypothecated.

(c)     Illiquid security. Aggregate holdings equal 2.3% of the net assets of the Fund.

(d)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(e)     Non-income producing security.

(f)      A portion of the security is segregated as collateral for interest rate swap transactions. $13,387,350 in aggregate has been segregated as collateral.

(g)     Resale is restricted to qualified institutional investors. Aggregate holdings equal 4.0% of the net assets of the Fund, of which 1.0% are illiquid.

(h)    Security is in default.

(i)        Rate quoted represents the seven-day yield of the fund.

Interest rate swaps outstanding at September 30, 2012 were as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate(a) (resets monthly) Receivable	Termination Date	Unrealized Depreciation
Merrill Lynch Derivative Products AG(b)	$35,000,000	3.430%	0.217%	November 22, 2012	$(184,863)
Merrill Lynch Derivative Products AG(b)	$88,000,000	3.600%	0.216%	January 29, 2014	(3,999,890)
Royal Bank of Canada	$20,000,000	3.615%	0.221%	January 16, 2013	(231,217)
Royal Bank of Canada	$70,000,000	1.865%	0.227%	June 13, 2015	(2,997,479)
Royal Bank of Canada	$46,000,000	2.474%	0.228%	February 10, 2016	(3,286,706)
UBS AG	$5,000,000	3.600%	0.221%	January 17, 2013	(57,083)
UBS AG	$13,000,000	3.639%	0.221%	April 17, 2013	(261,796)
UBS AG	$30,000,000	3.615%	0.216%	February 28, 2014	(1,451,521)
					$(12,470,555)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2012.

(b) Cash in the amount of $4,840,000 has been pledged as collateral.

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale price, options are valued at the average of the quoted bid and ask prices as of the close of business.  Over-the-counter options are valued by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$1,285,104,282	$1,285,104,282	$—	$—	(a)
Preferred Securities - $25 Par Value	252,156,587	252,156,587	—	—
Preferred Securities - Capital Securities - Real Estate - Diversified	2,260,081	—	—	2,260,081	(b)
Preferred Securities - Capital Securities — Other Industries	69,708,207	—	69,708,207	—
Corporate Bonds - Real Estate - Shopping Centers	11,997,913	—	—	11,997,913	(b)
Corporate Bonds - Other Industries	11,840,522	—	11,840,522	—
Money Market Funds	16,901,028	—	16,901,028	—
Total Investments(c)	$1,649,968,620	$1,537,260,869	$98,449,757	$14,257,994
Interest rate swaps	(12,470,555)	—	(12,470,555)	—
Total Depreciation in Other Financial Instruments(c)	$(12,470,555)	$—	$(12,470,555)	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

(b) Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. Such items include investments for which the determination of fair value is based on prices from reputable dealers or third party pricing services without applying any adjustment.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - Capital Securities- Real Estate- Diversified	Corporate Bonds - Real Estate - Shopping Centers
Balance as of December 31, 2011	$7,433,538	$—	$7,433,538
Change in unrealized appreciation	164,375	—	164,375
Transfers into Level 3	6,660,081	2,260,081	4,400,000
Balance as of September 30, 2012	$14,257,994	$2,260,081	$11,997,913

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $164,375. Transfers are recognized at the end of the period.

Note 2. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2012:

Interest rate swaps	$(12,470,555)

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s interest rate swaps activity during the period ended September 30, 2012:

Interest
Rate Swaps
Average Notional Amount	$317,500,000
Ending Notional Amount	$307,000,000

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap agreement. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,278,095,387
Gross unrealized appreciation	$378,917,866
Gross unrealized depreciation	(7,044,633)
Net unrealized appreciation	$371,873,233

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012